Segment Information - Additional Information (Detail) (USD $)	12 Months Ended
	Mar. 31, 2013	Mar. 31, 2012	Mar. 31, 2011
Segment Reporting Information [Line Items]
Number of operating segments	3
Percentage accounted for major customer	10.00%
Shenzhen Tinno Mobile Technology Co. Ltd. ("Tinno") [Member]
Segment Reporting Information [Line Items]
Percentage of combined net sales including discontinued operations	10.70%	10.50%	13.61%
Percentage of Company's total accounts and bills receivable	3.20%	3.40%	9.60%
ZTE Corporation (''ZTE'') [Member]
Segment Reporting Information [Line Items]
Percentage of combined net sales including discontinued operations	11.10%	19.60%	8.70%
Percentage of Company's total accounts and bills receivable	11.20%	58.90%	17.70%
Dongguan Huabel Electronic Technology Co. Ltd. (''Huabel'') [Member]
Segment Reporting Information [Line Items]
Percentage of combined net sales including discontinued operations	12.00%	0.00%	0.00%
Percentage of Company's total accounts and bills receivable	25.30%
Electrolux S.A. and Subsidiaries ("Electrolux") [Member]
Segment Reporting Information [Line Items]
Percentage of combined net sales including discontinued operations	0.00%	42.40%	41.60%
Percentage of Company's total accounts and bills receivable			35.70%
Property Plant and Equipment [Member]
Segment Reporting Information [Line Items]
Impairment losses		$ 1,230,727
Lenovo Mobile Communication Technology Ltd. ("Lenovo") [Member]
Segment Reporting Information [Line Items]
Percentage of combined net sales including discontinued operations	33.00%	9.50%	12.60%
Percentage of Company's total accounts and bills receivable	34.20%	19.40%	19.20%